Pension and Other Post-retirement Benefits - Commitments (Details) - Pension Benefits - USD ($) $ in Thousands	12 Months Ended
	Oct. 30, 2016	Oct. 25, 2015
Investment commitment
Unfunded commitments for investments	$ 12,569	$ 18,778
Private Equity
Investment commitment
Commitment for investments	85,000	85,000
Private Equity - Domestic
Investment commitment
Unfunded commitments for investments	4,696	9,264
Private Equity - International
Investment commitment
Unfunded commitments for investments	$ 7,873	$ 9,514